PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Net Periodic Other Post-Employment Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Total	$ 249	$ 176	$ 147
Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	27	37	9
Past service cost - Plan amendments	6
Past service cost - Curtailments			(7)
Net interest cost (income) on net DB liability (asset)	46	29	25
Past service cost - Settlements	11	(20)	(14)
Total	90	46	(44)
Canada | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	7	11	(1)
Past service cost - Plan amendments	0
Past service cost - Curtailments			0
Net interest cost (income) on net DB liability (asset)	24	19	18
Past service cost - Settlements	0	0	(1)
Total	31	30	17
Europe | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	17	21	7
Past service cost - Plan amendments	(2)
Past service cost - Curtailments			(7)
Net interest cost (income) on net DB liability (asset)	14	4	2
Past service cost - Settlements	11	(20)	(13)
Total	40	5	(69)
Other | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3	5	3
Past service cost - Plan amendments	8
Past service cost - Curtailments			0
Net interest cost (income) on net DB liability (asset)	8	6	5
Past service cost - Settlements	0	0	0
Total	$ 19	$ 11	$ 8